Leases - Summary of Cash Paid for Amounts Included in Measurement of Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Lessee Disclosure [Abstract]
Operating cash payments for operating leases	¥ 208,560	$ 29,958
Operating cash payments for finance leases	0	0
Financing cash payments for finance leases	¥ 397	$ 57	¥ 0	¥ 0